Note 7 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	20 1 8	2017

Land	$10,934,885	$9,668,722
Building	26,544,689	26,893,354
Furniture, Fixtures and Equipment	12,782,042	13,090,366
Leasehold Improvements	696,529	655,166
Construction in Progress	581,389	68,253

	51,539,534	50,375,861
Accumulated Depreciation	(22,708,262)	(22,736,431)

	$28,831,272	$27,639,430

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31	Amount

2019	$63,480
2020	42,000
2021	42,000
2022	38,500
2023 and Thereafter	-

$185,980